Earnouts liabilities - Summary of Earnouts Liabilities (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Reconciliation Of Changes In Fair Value Measurement Earnouts Liabilities [Line Items]
Opening balance	$ 149,076,985
Ending balance	119,910,807	$ 149,076,985
Earnouts liabilities
Disclosure Of Detailed Information About Reconciliation Of Changes In Fair Value Measurement Earnouts Liabilities [Line Items]
Opening balance	0	0
Recognized pursuant to the reverse acquisition transaction	75,550,455	0
Change in fair value during the period/year	(37,982,291)	0
Ending balance	$ 37,568,164	$ 0